Document and Entity Information	Oct. 13, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 13, 2023
Entity Registrant Name	BLUE OWL TECHNOLOGY FINANCE CORP. II
Entity Incorporation State Country Code	MD
Entity File Number	000-56371
Entity Tax Identification Number	87-2993019
Entity Address Address Line 1	399 Park Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001889668